ROBIN S. YONIS
Vice President
General Counsel
Office: (949) 219-6767
Fax: (949) 219-3706
Email: Robin.Yonis@pacificlife.com
May 5, 2008
Via Electronic Transmission
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re: Pacific Select Fund (33-13954, 811-05141)
Dear Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), as amended, we hereby certify, on behalf of the Pacific Select Fund (“Fund”) prospectus, dated May 1, 2008, that the Fund prospectus does not differ from the version contained in the Fund’s Post Effective Amendment No. 72 on Form N-1A which was filed electronically with the Commission on April 29, 2008 (Accession # 0000892569-08-000696).
Sincerely,
/s/ ROBIN S. YONIS

cc: Anthony H. Zacharski, Esq., Dechert LLP